Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 09, 2021 CNY (¥) m²	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense		¥ 146,567	¥ 98,452	¥ 105,432
Deferred tax liability		¥ 191,858			$ 30,107
New Office Premises
Property, Plant and Equipment [Line Items]
Gross floor area | m²	72,000
Total cash consideration	¥ 2,200,000
Deferred tax liability	¥ 196,200